UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Western Asset Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset Income Fund

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Long-Term Securities — 98.2%
Corporate Bonds and Notes — 72.0%
Aerospace and Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$275	$281

Airlines — 0.5%
Continental Airlines Inc.	6.545%	2/2/19	170	171
Continental Airlines Inc.	7.256%	3/15/20	201	208
Delta Air Lines Inc.	7.111%	9/18/11	400	406

				785

Automobiles — 6.6%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	245	261
Ford Motor Co.	7.450%	7/16/31	8,050	6,319	A
General Motors Corp.	8.250%	7/15/23	3,450	3,019	A

				9,599

Beverages — 0.2%
PepsiAmericas Inc.	5.750%	7/31/12	290	297

Building Products — 0.5%
American Standard Inc.	8.250%	6/1/09	500	526
Nortek Inc.	8.500%	9/1/14	225	195

				721

Capital Markets — 5.0%
BankAmerica Capital III	5.930%	1/15/27	215	194	B
Goldman Sachs Capital II	5.793%	12/29/49	610	577	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	1,360	1,296	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	110	112
Merrill Lynch and Co. Inc.	6.050%	8/15/12	400	410
Merrill Lynch and Co. Inc.	5.700%	5/2/17	1,000	972
Merrill Lynch and Co. Inc.	6.400%	8/28/17	300	310
Merrill Lynch and Co. Inc.	6.110%	1/29/37	320	301
Morgan Stanley	5.050%	1/21/11	1,780	1,759
Morgan Stanley	4.750%	4/1/14	60	56
Morgan Stanley	6.250%	8/28/17	100	102
The Bear Stearns Cos. Inc.	5.550%	1/22/17	720	680	A
The Goldman Sachs Group Inc.	6.345%	2/15/34	555	517

				7,286

Chemicals — 0.6%
The Dow Chemical Co.	7.375%	11/1/29	800	875

Commercial Banks — 2.7%
Comerica Capital Trust II	6.576%	2/20/37	360	325	C
Rabobank Capital Funding Trust II	5.260%	12/31/49	115	109	C,D
Rabobank Capital Funding Trust III	5.254%	12/31/16	1,145	1,054	C,D
RBS Capital Trust III	5.512%	9/29/49	1,460	1,366	C
SunTrust Capital VIII	6.100%	12/15/36	560	508	C
Wachovia Capital Trust III	5.800%	3/15/42	200	198	C

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Wells Fargo Capital X	5.950%	12/15/36	$450	$413	C

				3,973

Commercial Services and Supplies — 0.3%
Waste Management Inc.	7.375%	5/15/29	415	445

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	56	59	A

Consumer Finance — 3.0%
American Express Co.	6.800%	9/1/66	1,120	1,148	C
Capital One Financial Corp.	6.750%	9/15/17	230	235
GMAC LLC	8.000%	11/1/31	1,610	1,580	A
Nelnet Inc.	7.400%	9/29/36	460	451	C
SLM Corp.	5.000%	10/1/13	30	26
SLM Corp.	5.375%	5/15/14	780	681
SLM Corp.	5.050%	11/14/14	130	110
SLM Corp.	5.625%	8/1/33	180	139	A

				4,370

Containers and Packaging — 0.1%
Graphic Packaging International Corp.	9.500%	8/15/13	200	206

Diversified Financial Services — 8.5%
AGFC Capital Trust I	6.000%	1/15/67	300	281	C,D
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880	1,939	D
Bank of America Corp.	7.800%	9/15/16	250	280
Beaver Valley II Funding	9.000%	6/1/17	294	326
Capital One Bank	6.500%	6/13/13	330	334
Capital One Capital IV	6.745%	2/17/37	390	348	A,C
Capmark Financial Group Inc.	5.875%	5/10/12	350	319	C,D
Chase Capital II	5.856%	2/1/27	725	654	B
Citigroup Inc.	6.125%	8/25/36	550	544
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	670	623	C,D
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	310	298	C,D
HSBC Finance Capital Trust IX	5.911%	11/30/35	1,350	1,281	C
HSBC Finance Corp.	5.700%	6/1/11	1,730	1,744
ILFC E-Capital Trust II	6.250%	12/21/65	790	762	C,D
Mizuho Preferred Capital Co. LLC	8.790%	12/29/49	110	112	C,D
UBS Preferred Funding Trust V	6.243%	5/12/49	1,120	1,103	A,C
ZFS Finance USA Trust II	6.450%	12/15/65	1,440	1,391	C,D

				12,339

Diversified Telecommunication Services — 4.1%
AT&T Corp.	8.000%	11/15/31	440	535
Embarq Corp.	7.082%	6/1/16	330	342
Qwest Capital Funding Inc.	7.250%	2/15/11	1,150	1,156	A
Qwest Communications International Inc.	7.500%	2/15/14	850	861
Qwest Corp.	6.875%	9/15/33	1,000	935
Verizon Global Funding Corp.	5.850%	9/15/35	570	545
Verizon New York Inc.	6.875%	4/1/12	1,540	1,622

				5,996

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — 4.9%
Exelon Corp.	6.750%	5/1/11	$550	$572
FirstEnergy Corp.	6.450%	11/15/11	60	62
FirstEnergy Corp.	7.375%	11/15/31	395	432
Pacific Gas and Electric Co.	6.050%	3/1/34	800	786
PNPP II Funding Corp.	9.120%	5/30/16	2,282	2,595	A
Sithe/Independence Funding Corp.	9.000%	12/30/13	1,500	1,606
Tampa Electric Co.	6.375%	8/15/12	145	150
TXU Energy Co.	6.125%	3/15/08	500	503
TXU Energy Co.	7.000%	3/15/13	370	406

				7,112

Food and Staples Retailing — 0.5%
CVS Corp.	5.750%	8/15/11	290	294
Wal-Mart Stores Inc.	6.500%	8/15/37	380	394

				688

Food Products — 0.2%
Tyson Foods Inc.	6.600%	4/1/16	340	350	E

Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	170	165	D

Health Care Equipment and Supplies — 0.6%
Baxter International Inc.	5.900%	9/1/16	520	524
Hospira Inc.	6.050%	3/30/17	290	286

				810

Health Care Providers and Services — 4.3%
Aetna Inc.	5.750%	6/15/11	540	549
Cardinal Health Inc.	6.050%	10/15/16	410	404	D
Coventry Health Care Inc.	5.950%	3/15/17	440	425
HCA Inc.	7.875%	2/1/11	250	246
HCA Inc.	6.300%	10/1/12	180	162
HCA Inc.	6.250%	2/15/13	930	823
HCA Inc.	5.750%	3/15/14	65	54
HCA Inc.	9.125%	11/15/14	400	422	D
HCA Inc.	9.250%	11/15/16	500	531	D
Humana Inc.	6.450%	6/1/16	220	223
Tenet Healthcare Corp.	6.375%	12/1/11	1,465	1,282	A
Universal Health Services Inc.	7.125%	6/30/16	520	533
WellPoint Inc.	5.875%	6/15/17	540	536

				6,190

Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment Inc.	8.125%	5/15/11	250	255

Household Durables — 0.5%
DR Horton Inc.	5.250%	2/15/15	410	343
Pulte Homes Inc.	6.250%	2/15/13	145	129
The Black and Decker Corp.	5.750%	11/15/16	290	284

				756

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — 1.7%
Dynegy Holdings Inc.	6.875%	4/1/11	$1,300	$1,277	A
Dynegy Holdings Inc.	8.750%	2/15/12	735	759	A
The AES Corp.	9.500%	6/1/09	39	41
TXU Corp.	6.500%	11/15/24	520	417

				2,494

Insurance — 3.4%
Ace Ina Holdings Inc.	5.700%	2/15/17	240	237
Allstate Corp.	6.500%	5/15/37	480	463	A,C
American International Group Inc.	5.450%	5/18/17	180	175
American International Group Inc.	6.250%	3/15/37	80	75	C
ASIF Global Financing XIX	4.900%	1/17/13	30	29	D
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	260	241	C
Liberty Mutual Group	5.750%	3/15/14	270	264	D
Liberty Mutual Group	7.800%	3/15/37	300	292	D
MetLife Inc.	6.400%	12/15/36	1,160	1,103	C
Prudential Financial Inc.	5.700%	12/14/36	340	313
The Chubb Corp.	6.375%	3/29/67	320	318	C
The Travelers Cos. Inc.	6.250%	3/15/37	620	600	C
The Travelers Cos. Inc.	6.250%	6/15/37	280	270
Willis North America Inc.	5.125%	7/15/10	280	277
Willis North America Inc.	5.625%	7/15/15	230	219	A

				4,876

IT Services — 0.7%
Electronic Data Systems Corp.	7.125%	10/15/09	600	611
Electronic Data Systems Corp.	7.450%	10/15/29	420	425

				1,036

Leisure Equipment and Products — 0.2%
Hasbro Inc.	6.300%	9/15/17	320	319	E

Media — 3.4%
AMFM Inc.	8.000%	11/1/08	210	213
Clear Channel Communications Inc.	5.500%	9/15/14	365	287
Comcast Cable Holdings LLC	9.800%	2/1/12	375	434
Comcast Corp.	7.050%	3/15/33	160	169
Comcast Corp.	6.450%	3/15/37	380	375
Cox Communications Inc.	4.625%	1/15/10	510	504
Liberty Media LLC	8.500%	7/15/29	130	131
Liberty Media LLC	8.250%	2/1/30	65	64	A
News America Inc.	6.550%	3/15/33	545	537
TCI Communications Inc.	8.750%	8/1/15	160	185
Time Warner Entertainment Co. LP	8.375%	7/15/33	530	622
Time Warner Inc.	9.125%	1/15/13	240	275
Time Warner Inc.	7.700%	5/1/32	595	653
Viacom Inc.	5.625%	8/15/12	520	518

				4,967

Metals and Mining — 1.3%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,730	1,890

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — 1.1%
Centerpoint Energy Inc.	6.850%	6/1/15	$1,150	$1,200
DTE Energy Co.	6.375%	4/15/33	330	331	A

				1,531

Multiline Retail — 0.7%
Federated Retail Holdings Inc.	5.350%	3/15/12	110	108
Macy’s Retail Holdings Inc.	5.875%	1/15/13	330	328
May Department Stores Co.	5.750%	7/15/14	400	387
May Department Stores Co.	6.650%	7/15/24	180	169

				992

Oil, Gas and Consumable Fuels — 8.8%
Apache Corp.	6.000%	1/15/37	230	221
DCP Midstream LLC	6.750%	9/15/37	420	417	D
Devon Financing Corp. ULC	7.875%	9/30/31	350	413
Duke Capital LLC	6.250%	2/15/13	1,200	1,226
El Paso Corp.	7.800%	8/1/31	2,000	2,031
EOG Resources Inc.	5.875%	9/15/17	540	540
Hess Corp.	7.875%	10/1/29	1,450	1,667
Kerr-McGee Corp.	6.950%	7/1/24	300	311
Kerr-McGee Corp.	7.875%	9/15/31	1,225	1,416
Kinder Morgan Energy Partners LP	7.125%	3/15/12	530	559
Occidental Petroleum Corp.	6.750%	1/15/12	500	529
Peabody Energy Corp.	6.875%	3/15/13	285	288
Pemex Project Funding Master Trust	6.625%	6/15/35	1,150	1,185	A
The Williams Cos. Inc.	7.500%	1/15/31	102	106
The Williams Cos. Inc.	8.750%	3/15/32	1,250	1,439
XTO Energy Inc.	6.100%	4/1/36	440	426

				12,774

Paper and Forest Products — 0.6%
Georgia-Pacific Corp.	9.500%	12/1/11	325	343
Georgia-Pacific Corp.	7.375%	12/1/25	250	232	A
Weyerhaeuser Co.	6.750%	3/15/12	235	244

				819

Pharmaceuticals — 0.6%
Wyeth	6.950%	3/15/11	680	713	E
Wyeth	5.950%	4/1/37	170	164

				877

Real Estate Investment Trusts — 0.5%
Health Care REIT Inc.	5.875%	5/15/15	130	124	A
iStar Financial Inc.	5.950%	10/15/13	590	554

				678

Real Estate Management and Development — 0.2%
Forest City Enterprises Inc.	7.625%	6/1/15	225	212
Socgen Real Estate Co. LLC	7.640%	12/29/49	80	80	C,D

				292

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — 2.9%
BB&T Capital Trust II	6.750%	6/7/36	$640	$656
Countrywide Financial Corp.	5.800%	6/7/12	950	891
Countrywide Home Loans Inc.	4.250%	12/19/07	250	247	A
Residential Capital LLC	8.190%	4/17/09	1,420	994	B,D
Residential Capital LLC	6.000%	2/22/11	1,350	1,100
Residential Capital LLC	7.500%	6/1/12	420	340	E

				4,228

Tobacco — 1.1%
Altria Group Inc.	7.000%	11/4/13	185	201
Reynolds American Inc.	7.250%	6/1/12	1,360	1,442

				1,643

Wireless Telecommunication Services — 1.2%
New Cingular Wireless Services Inc.	8.750%	3/1/31	475	601
Nextel Communications Inc.	5.950%	3/15/14	88	84
Nextel Communications Inc.	7.375%	8/1/15	285	290
Sprint Capital Corp.	6.900%	5/1/19	330	331
Sprint Capital Corp.	8.750%	3/15/32	340	390

				1,696

Total Corporate Bonds and Notes (Cost — $ 103,385)				104,670

Mortgage-Backed Securities — 0.8%
Variable Rate SecuritiesF — 0.8%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.240%	9/25/37	586	588
Thornburg Mortgage Securities Trust 2007-4 3A1	6.228%	9/25/37	537	532

Total Mortgage-Backed Securities (Cost — $ 1,113)				1,120

U.S. Government and Agency Obligations — 0.5%
Fixed Rate Securities — 0.5%
United States Treasury Notes	4.500%	4/30/12	700	709	A

Total U.S. Government and Agency Obligations (Cost — $693)				709

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Freddie Mac	10.250%	5/1/09	5	5

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $ 5)				5

Yankee BondsG — 24.9%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	402	424	D

Capital Markets — 0.2%
Deutsche Bank AG	6.000%	9/1/17	330	334

Commercial Banks — 9.8%
AES El Salvador Trust	6.750%	2/1/16	750	737	D
ATF Capital BV	9.250%	2/21/14	810	825	D
Banco Mercantil del Norte SA	6.135%	10/13/16	750	746	C,D
Barclays Bank PLC	7.434%	9/29/49	560	595	C,D

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Glitnir Banki Hf	6.330%	7/28/11	$400	$407	D
Glitnir Banki Hf	6.693%	6/15/16	680	695	C,D
Glitnir Banki Hf	7.451%	12/14/49	210	207	A,C,D
HBOS Capital Funding LP	6.071%	6/30/49	560	539	C,D
HSBK Europe BV	7.250%	5/3/17	490	442	D
ICICI Bank Ltd.	6.375%	4/30/22	100	94	C,D
ICICI Bank Ltd.	6.375%	4/30/22	200	187	C,D
Kaupthing Bank Hf	6.050%	4/12/11	540	536	B,D
Kaupthing Bank Hf	5.750%	10/4/11	480	474	D
Kaupthing Bank Hf	7.125%	5/19/16	1,250	1,262	D
Mizuho Financial Group	5.790%	4/15/14	1,100	1,091	D
Resona Preferred Global Securities	7.191%	12/29/49	1,035	1,039	C,D
Royal Bank of Scotland Group PLC	7.640%	3/17/49	100	100	C
RSHB Capital SA	7.175%	5/16/13	1,340	1,365	D
RSHB Capital SA	6.299%	5/15/17	380	358	D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	1,210	1,122	C,D
Sumitomo Mitsui Banking Corp.	5.625%	12/31/49	270	251	C,D
TuranAlem Finance BV	8.250%	1/22/37	740	625	D
VTB Capital SA for Vneshtorgbank	5.956%	8/1/08	560	554	B,D

				14,251

Consumer Finance — 0.8%
Aiful Corp.	6.000%	12/12/11	1,095	1,076	D

Diversified Financial Services — 1.3%
Lukoil International Finance BV	6.356%	6/7/17	310	295	D
Petroplus Finance Ltd.	7.000%	5/1/17	600	570	D
SMFG Preferred Capital	6.078%	1/29/49	380	351	C,D
TNK-BP Finance SA	7.500%	7/18/16	360	358	D
UFJ Finance Aruba AEC	6.750%	7/15/13	355	367

				1,941

Diversified Telecommunication Services — 2.5%
British Telecommunications PLC	9.125%	12/15/30	330	437	E
Deutsche Telekom International Finance BV	5.750%	3/23/16	160	158	A,E
Deutsche Telekom International Finance BV	8.250%	6/15/30	500	612	E
France Telecom SA	8.500%	3/1/31	560	720
Koninklijke (Royal) KPN NV	8.375%	10/1/30	240	277
Telecom Italia Capital	7.200%	7/18/36	760	804
Telefonica Emisiones S.A.U.	7.045%	6/20/36	600	639

				3,647

Electric Utilities — 0.6%
Enersis SA	7.375%	1/15/14	317	336
Enersis SA/Cayman Island	7.400%	12/1/16	452	487

				823

Food and Staples Retailing — 0.2%
Delhaize Group	6.500%	6/15/17	290	292	D

Foreign Governments — 2.7%
Federative Republic of Brazil	7.125%	1/20/37	81	90	A
Federative Republic of Brazil	11.000%	8/17/40	177	237	A

	Rate	Maturity Date	Par		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Governments — Continued
Quebec Province	7.970%	7/22/36	$650		$886
Republic of Colombia	7.375%	9/18/37	100		110
Republic of Panama	7.125%	1/29/26	88		95	A
Republic of Panama	9.375%	4/1/29	14		19
Republic of Panama	6.700%	1/26/36	181		186	A
Russian Federation	7.500%	3/31/30	271		305	D
United Mexican States	6.750%	9/27/34	1,825		1,985	A

					3,913

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	270		261	D

Industrial Conglomerates — 1.0%
Tyco International Group SA	6.375%	10/15/11	1,450		1,484

Insurance — 0.6%
Axa	8.600%	12/15/30	550		655
XL Capital Ltd.	5.250%	9/15/14	250		239

					894

Media — 0.2%
Rogers Cable Inc.	6.250%	6/15/13	250		253

Metals and Mining — 0.8%
Vale Overseas Ltd.	6.875%	11/21/36	1,148		1,183

Oil, Gas and Consumable Fuels — 3.5%
Anadarko Finance Co.	7.500%	5/1/31	130		142
Gazprom	9.625%	3/1/13	50		58	A,D
Gazprom	9.625%	3/1/13	20		23	D
Gazprom	6.212%	11/22/16	450		446	D
Gazprom	6.510%	3/7/22	400		396	D
Petrobras International Finance Co.	6.125%	10/6/16	825		831
Petrozuata Finance Inc.	8.220%	4/1/17	3,205		3,197	D

					5,093

Wireless Telecommunication Services — 0.2%
Rogers Wireless Inc.	6.375%	3/1/14	300		303

Total Yankee Bonds (Cost — $ 35,590)					36,172

Total Long-Term Securities (Cost — $ 140,786)					142,676

Investment of Collateral From Securities Lending — 13.0%
State Street Navigator Securities Lending Prime Portfolio
			18,924	(shs)	18,924

Total Investment of Collateral From Securities Lending (Cost— $ 18,924)					18,924

Total Investments — 111.2% (Cost — $ 159,710)H					161,600
Obligation to Return Collateral For Securities Loaned — (13.0)%					(18,924)
Other Assets Less Liabilities — 1.8%					2,581

Net Assets — 100.0%					$145,257

N.M. Not Meaningful.

A	All or a portion of this security is on loan.

B	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.

C	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 22.50% of net assets.

E	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

F	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.

G	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.

H	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,878
Gross unrealized depreciation	(2,988)

Net unrealized appreciation	$1,890

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

At September 30, 2007, the market value of the securities on loan to broker-dealers was $18,530 for which the fund received collateral of $18,924 in cash. Such collateral is in the possession of the Fund’s custodian. The cash invested in the State Street Navigator Securities Lending Prime Portfolio is included in the Fund’s portfolio of investments. As wish other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund
Date: November 20, 2007